Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2015
BIS statistics
BIS statistics – Basel III
end of	2015	2014
Eligible capital (CHF million)
CET1 capital	42,072	43,322
Additional tier 1 capital	10,991	6,482
Tier 1 capital	53,063	49,804
Tier 2 capital	9,619	10,947
Total eligible capital	62,682	60,751
Risk-weighted assets (CHF million)
Credit risk	193,198	192,663
Market risk	29,799	34,468
Operational risk	66,438	58,413
Non-counterparty risk	5,515	5,866
Risk-weighted assets	294,950	291,410
Capital ratios (%)
CET1 ratio	14.3	14.9
Tier 1 ratio	18.0	17.1
Total capital ratio	21.3	20.8

Bank
BIS statistics
BIS statistics – Basel III
end of	2015	2014
Eligible capital (CHF million)
CET1 capital	40,013	40,853
Additional tier 1 capital	10,557	6,261
Total tier 1 capital	50,570	47,114
Tier 2 capital	9,672	10,997
Total eligible capital	60,242	58,111
Risk-weighted assets (CHF million)
Credit risk	185,574	184,531
Market risk	29,755	34,439
Operational risk	66,438	58,413
Non-counterparty risk	5,180	5,611
Risk-weighted assets	286,947	282,994
Capital ratios (%)
CET1 ratio	13.9	14.4
Tier 1 ratio	17.6	16.6
Total capital ratio	21.0	20.5